Other Information (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Information (Additional Textual) [Abstract]
Foreign cash balances	$ 12.4	$ 12.1
Successor [Member]
Other Information (Textual) [Abstract]
Interest	52.5	39.9
Shares authorized	1,002	1,001
Shares issued	1,002	1,001
Shares outstanding	1,002	1,001
Successor [Member] | Senior PIK Notes [Member]
Other Information (Textual) [Abstract]
Interest		$ 3.9